Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction

5.        Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2024	$4,250,798	$(1,042,441)	$3,208,357
- Acquisition of vessels, vessel upgrades and other vessel costs	15,328	—	15,328
- Other fixed assets	163	—	163
- Vessel sales	(118,014)	45,007	(73,007)
- Vessel transferred to held for sale	(20,467)	9,690	(10,777)
- Depreciation for the period	—	(85,562)	(85,562)
Balance, June 30, 2025	$4,127,808	$(1,073,306)	$3,054,502

During the six-month period ended June 30, 2025, the Company decided to opportunistically sell certain vessels and renew its fleet. Specifically, Bittern (which was actively marketed as of December 31, 2024), Star Omicron, Strange Attractor, Puffin Bulker, Star Canary, and Oriole were agreed to be sold and delivered to their new owners within this period. In addition, during the six-month period ended June 30, 2025, the Company also agreed to sell Star Petrel, Star Georgia, Star Nighthawk, Star Runner, Star Danai and Star Goal. Star Georgia and Star Petrel were delivered to their new owners in July 2025 (Note 15b) while the remaining vessels agreed to be sold are expected to be delivered to their new owners by the end of the fourth quarter of 2025.

From the above-mentioned vessels agreed to be sold, only one vessel met the “held for sale” classification criteria as of June 30, 2025 and was reclassified under “Vessel held for sale” in the unaudited consolidated balance sheet. The vessel’s agreed sale price less costs to sell exceeded the vessel’s carrying amount on the date of its classification as held for sale; therefore, no impairment loss was recognized.

For the six-month period ended June 30, 2025, the Company recognized a net loss on sale of vessels of $8,698, which is separately reflected in the unaudited interim condensed consolidated income statement for the corresponding period.

As of June 30, 2025, 130 of the Company’s vessels, having a net carrying value of $2,812,060, serve as collateral under certain of the Company’s loan facilities and were subject to first-priority mortgages (Note 8). Title of ownership is held by the relevant lenders for another two vessels with a carrying value of $38,608 to secure the relevant sale and lease back financing transactions (Note 7).

The amounts reported under “Acquisition of vessels, vessel upgrades and other vessel costs” in the table above, which were incurred during the six-month period ended June 30, 2025, mainly include costs related to the Company’s continued technical upgrades to its fleet, such as the installation of ballast water management systems (“BWTS”) and Energy Saving Devices (“ESD”).

5.               Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction - continued:

Advances for vessels under construction:

During 2023, the Company entered into five firm shipbuilding contracts with Qingdao Shipyard Co., Ltd. for the construction of five 82,000 dwt Kamsarmax newbuilding vessels. Delivery of these vessels is scheduled progressively from January 2026 through September 2026.

The amounts shown in the consolidated balance sheets are analyzed as follows:

Balance, December 31, 2024	$27,526
- Capitalized expenses	827
- Capitalized interest and finance costs	736
Balance, June 30, 2025	$29,089

As of June 30, 2025, the total aggregate remaining contracted price, including scrubber installation costs, for the five vessels under construction was $156,027, payable in periodic installments up to their deliveries, of which $89,873 is payable during the next twelve months ending June 30, 2026, and the remaining $66,154 is payable until their expected delivery from the shipyard in September 2026.